JPMORGAN TRUST I
277 PARK AVENUE
NEW YORK, NEW YORK 10172
October 21, 2019
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust I (the “Trust”), on behalf of
the JPMorgan 100% U.S. Treasury Securities Money Market Fund (the “Fund”)
File No. 333-103022
Ladies and Gentlemen:
We hereby submit for filing via EDAR on behalf of the Trust pursuant to Rule 485(a) under, the Securities Act of 1933, as amended (the “1933 Act”) and under the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment 596 (Amendment No. 597 under the 1940 Act).
This filing is being made for the purpose of registering IM Shares of the JPMorgan 100% U.S. Treasury Securities Money Market Fund under the Trust.
Please contact the undersigned at (212) 648-0152 if you have any questions concerning this filing.
Very truly yours,
/s/ Anthony Geron

Anthony Geron
Assistant Secretary